UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE DIVIDEND STRATEGY FUND

FORM N-Q

MARCH 31, 2016

CLEARBRIDGE DIVIDEND STRATEGY FUND

Schedule of investments (unaudited)	March 31, 2016

SECURITY	SHARES	VALUE
COMMON STOCKS - 96.4%
CONSUMER DISCRETIONARY - 9.4%
Hotels, Restaurants & Leisure - 1.2%
McDonald’s Corp.	507,300	$63,757,464

Media - 5.2%
Comcast Corp., Class A Shares	2,159,700	131,914,476
Time Warner Inc.	1,535,810	111,423,015
Walt Disney Co.	340,080	33,773,345

Total Media		277,110,836

Specialty Retail - 3.0%
Home Depot Inc.	1,199,850	160,095,986

TOTAL CONSUMER DISCRETIONARY		500,964,286

CONSUMER STAPLES - 15.4%
Beverages - 3.9%
Anheuser-Busch InBev NV, ADR	450,000	56,097,000
Coca-Cola Co.	2,171,530	100,737,277
PepsiCo Inc.	477,260	48,909,605

Total Beverages		205,743,882

Food & Staples Retailing - 4.9%
Costco Wholesale Corp.	493,920	77,831,913
CVS Health Corp.	652,780	67,712,869
Sysco Corp.	642,290	30,014,212
Wal-Mart Stores Inc.	1,243,920	85,196,081

Total Food & Staples Retailing		260,755,075

Food Products - 2.8%
Nestle SA, ADR	1,947,730	145,320,135

Household Products - 3.8%
Kimberly-Clark Corp.	1,014,020	136,395,830
Procter & Gamble Co.	811,340	66,781,396

Total Household Products		203,177,226

TOTAL CONSUMER STAPLES		814,996,318

ENERGY - 4.8%
Energy Equipment & Services - 2.0%
Schlumberger Ltd.	1,412,460	104,168,925

Oil, Gas & Consumable Fuels - 2.8%
Exxon Mobil Corp.	868,109	72,565,231
Spectra Energy Corp.	2,536,680	77,622,408

Total Oil, Gas & Consumable Fuels		150,187,639

TOTAL ENERGY		254,356,564

FINANCIALS - 15.5%
Capital Markets - 3.2%
Bank of New York Mellon Corp.	2,083,210	76,724,624
Blackstone Group LP	3,340,820	93,710,001

Total Capital Markets		170,434,625

Diversified Financial Services - 3.4%
Berkshire Hathaway Inc., Class B Shares	1,284,110	182,189,527	*

Insurance - 4.3%
American International Group Inc.	425,000	22,971,250
MetLife Inc.	2,016,315	88,596,881
Travelers Cos. Inc.	972,480	113,498,141

Total Insurance		225,066,272

See Notes to Schedule of Investments.

CLEARBRIDGE DIVIDEND STRATEGY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	SHARES	VALUE
Real Estate Investment Trusts (REITs) - 4.5%
American Tower Corp.	1,295,820	$132,653,093
Healthcare Trust of America Inc., Class A Shares	1,600,000	47,072,000
Weyerhaeuser Co.	1,942,060	60,165,019

Total Real Estate Investment Trusts (REITs)		239,890,112

Real Estate Management & Development - 0.1%
Brookfield Property Partners LP	245,658	5,694,353

TOTAL FINANCIALS		823,274,889

HEALTH CARE - 6.4%
Health Care Providers & Services - 1.0%
UnitedHealth Group Inc.	434,670	56,028,963

Pharmaceuticals - 5.4%
Johnson & Johnson	1,102,987	119,343,194
Merck & Co. Inc.	1,646,540	87,118,431
Pfizer Inc.	1,813,580	53,754,511
Zoetis Inc.	591,680	26,229,174

Total Pharmaceuticals		286,445,310

TOTAL HEALTH CARE		342,474,273

INDUSTRIALS - 13.8%
Aerospace & Defense - 1.9%
Raytheon Co.	800,000	98,104,000

Air Freight & Logistics - 3.4%
C.H. Robinson Worldwide Inc.	1,146,500	85,104,695
United Parcel Service Inc., Class B Shares	925,000	97,559,750

Total Air Freight & Logistics		182,664,445

Commercial Services & Supplies - 2.3%
Waste Management Inc.	2,057,860	121,413,740

Industrial Conglomerates - 4.4%
3M Co.	625,220	104,180,409
General Electric Co.	4,100,000	130,339,000

Total Industrial Conglomerates		234,519,409

Road & Rail - 1.8%
Union Pacific Corp.	1,184,920	94,260,386

TOTAL INDUSTRIALS		730,961,980

INFORMATION TECHNOLOGY - 13.7%
Internet Software & Services - 2.4%
Alphabet Inc., Class C Shares	172,284	128,342,966	*

IT Services - 1.6%
Automatic Data Processing Inc.	952,430	85,442,495

Semiconductors & Semiconductor Equipment - 3.2%
Intel Corp.	1,600,000	51,760,000
Texas Instruments Inc.	2,071,330	118,935,768

Total Semiconductors & Semiconductor Equipment		170,695,768

Software - 4.0%
Microsoft Corp.	2,731,030	150,834,787
Oracle Corp.	1,453,000	59,442,230

Total Software		210,277,017

Technology Hardware, Storage & Peripherals - 2.5%
Apple Inc.	1,240,130	135,161,769

TOTAL INFORMATION TECHNOLOGY		729,920,015

MATERIALS - 6.6%
Chemicals - 5.5%
E.I. du Pont de Nemours & Co.	1,097,700	69,506,364
Ecolab Inc.	539,080	60,118,202
PPG Industries Inc.	735,880	82,043,261
Praxair Inc.	692,030	79,202,834

Total Chemicals		290,870,661

See Notes to Schedule of Investments.

CLEARBRIDGE DIVIDEND STRATEGY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	SHARES	VALUE
Containers & Packaging - 1.1%
International Paper Co.	1,423,280	$58,411,411

TOTAL MATERIALS		349,282,072

TELECOMMUNICATION SERVICES - 4.2%
Diversified Telecommunication Services - 4.2%
AT&T Inc.	2,487,840	97,448,693
Verizon Communications Inc.	2,277,406	123,162,116

TOTAL TELECOMMUNICATION SERVICES		220,610,809

UTILITIES - 6.6%
Electric Utilities - 2.8%
Brookfield Infrastructure Partners LP	2,303,110	97,030,024
NextEra Energy Inc.	428,050	50,655,437

Total Electric Utilities		147,685,461

Independent Power and Renewable Electricity Producers - 1.0%
Brookfield Renewable Energy Partners LP	907,749	27,440,405
Brookfield Renewable Energy Partners LP	799,920	23,957,604

Total Independent Power and Renewable Electricity Producers		51,398,009

Multi-Utilities - 2.8%
CenterPoint Energy Inc.	1,677,100	35,084,932
WEC Energy Group Inc.	1,909,040	114,676,033

Total Multi-Utilities		149,760,965

TOTAL UTILITIES		348,844,435

TOTAL COMMON STOCKS (Cost - $3,773,302,500)		5,115,685,641

	RATE
CONVERTIBLE PREFERRED STOCKS - 0.3%
FINANCIALS - 0.3%
Banks - 0.3%
Wells Fargo & Co. (Cost - $15,253,320)	7.500%		14,406	17,359,374

		MATURITY DATE	FACE AMOUNT
ASSET-BACKED SECURITIES - 0.0%
Finance America Net Interest Margin Trust, 2004-1 A (Cost - $73,449)	5.250%	6/27/34	$73,417	1	*(a)(b)(c)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $3,788,629,269)				5,133,045,016

			SHARES
SHORT-TERM INVESTMENTS - 3.3%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $171,719,333)	0.447%		171,719,333	171,719,333

TOTAL INVESTMENTS - 100.0% (Cost - $3,960,348,602#)				5,304,764,349
Other Assets in Excess of Liabilities - 0.0%				1,835,965

TOTAL NET ASSETS - 100.0%				$5,306,600,314

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Illiquid security.

(c)	The coupon payment on these securities is currently in default as of March 31, 2016.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Dividend Strategy Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common Stocks	$5,115,685,641	—	—	$5,115,685,641
Convertible Preferred Stocks	17,359,374	—	—	17,359,374
Asset-Backed Securities	—	$1	—	1

Total Long-Term Investments	$5,133,045,015	$1	—	$5,133,045,016

Short-Term Investments†	171,719,333	—	—	171,719,333

Total investments	$5,304,764,348	$1	—	$5,304,764,349

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At March 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,374,843,560
Gross unrealized depreciation	(30,427,813)

Net unrealized appreciation	$1,344,415,747

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By:	/S/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 20, 2016

By:	/S/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	May 20, 2016